SCHEDULE I -CONDENSED FINANCIAL INFORMATION OF PARENT - Schedule of Outstanding consolidated long-term debt and other long-term obligations (Details) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Capitalization [Line Items]
Unamortized debt premiums/discounts		$ 0	$ 3
Unamortized debt issuance costs		(36)	(28)
Total long-term debt and other long-term obligations	$ 6,629	5,239	5,275
Unsecured notes - fixed rate
Schedule of Capitalization [Line Items]
Unsecured notes - fixed rate		$ 5,900	5,300
Unsecured notes - fixed rate | Minimum
Schedule of Capitalization [Line Items]
Interest Rate		2.65%
Unsecured notes - fixed rate | Maximum
Schedule of Capitalization [Line Items]
Interest Rate		5.94%
Parent Company
Schedule of Capitalization [Line Items]
Unamortized debt premiums/discounts		$ (3)	(2)
Unamortized debt issuance costs		(20)	(12)
Total long-term debt and other long-term obligations		2,177	1,986
Parent Company | Unsecured notes - fixed rate
Schedule of Capitalization [Line Items]
Unsecured notes - fixed rate		$ 2,200	$ 2,000
Parent Company | Unsecured notes - fixed rate | Minimum
Schedule of Capitalization [Line Items]
Interest Rate		2.87%
Parent Company | Unsecured notes - fixed rate | Maximum
Schedule of Capitalization [Line Items]
Interest Rate		5.45%